Contingencies, Commitments and Guarantees (Guarantees - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 228
Guarantor Obligations, Current Carrying Value	2	$ 2
Minimum
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Indemnities and guarantees contractual limitation range	6
Maximum
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Indemnities and guarantees contractual limitation range	$ 222